SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The remuneration policy for the Board of Directors was adopted by our shareholders on December 11, 2020 and governs the remuneration of both the Executive and the Non-Executive Directors, hereafter referred to as the Remuneration Policy. In accordance with Dutch law, the policy has to be submitted to our shareholders for adoption every four years.
The Policy refers to an undefined number of Executive Directors and Non-Executive Directors. Since May 19, 2021, the Board of Directors is composed of one Executive Director (i.e., the CEO) and seven Non-Executive Directors. In case of future appointments of additional Executive Directors, the Policy shall also be applicable to the remuneration packages for these additional Directors, if any, in accordance with the terms thereof. Therefore, any reference below to Executive Director in the singular also includes the plural, and vice-versa, subject to more restrictive deviations in the Policy and except for specific references to the CEO.
The remuneration packages of the individual Directors are determined by the Board of Directors, without the involvement of the Executive Director in the deliberations and decision-making concerning his own remuneration, and each time within the restrictions set by the remuneration policy.
Arrangements in the form of shares or rights to subscribe for shares will each time remain subject to the approval of the shareholders at the General Meeting, notwithstanding the adopted policy. On December 11, 2020, the shareholders approved the proposals that were submitted accordingly for the new long-term incentive program for the Executive Director, as described in the Remuneration Policy, and the one-off transition arrangement for the implementation of that new program. Our shareholders also authorized the Board of Directors, for a period of eighteen months, as the company body authorized to grant and issue the ordinary shares to the Executive Director under the new long-term incentive program and the one-off transition arrangement, respectively, and to exclude any pre-emptive rights of existing shareholders in connection with these issuances.
The total expense recognized for the years ended December 31, 2022 and 2021 for share-based payment plans amounts to $6.4 million and $9.1 million. The total expense recognized in 2020 for share-based payment plans amounts to $8.4 million.
The total expenses for share based payment plans in 2022, 2021 and 2020 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2022	2021	2020
Board of Directors options	—	—	86
Employee options	2,390	4,262	2,964
Long term incentive plan	3,528	4,793	5,304
Restricted stock units	474	—	—
Bonus shares	—	—	51
Balance at December 31	6,392	9,055	8,405
The employee options expense decreased due to vesting of the majority options for the board of directors relating to historic option plans and a change in the employee share based compensation plans where for 2022 RSU’s have been granted instead of employee options. As mentioned above, options for board of director’s are not included in any new granted share based compensation plans. The remainder of the decrease is caused by currency translation effects.
Long-term incentive plan expenses decreased due to a release of the share based compensation provision relating to leavers during 2022. The remainder of the decrease is caused by currency translation effects.
The restricted stock units relates to the new 2022 share based compensation plan for (senior) management of the company. The RSU’s were granted as of October 26, 2022 and is an equity settled compensation plan vesting in four equal yearly tranches. The expenses represents the fair value of the granted RSU’s for the year 2022 as of the grant date.
19.1 Models and assumptions
Models and assumptions
IFRS 2 describes a hierarchy of permitted valuation methods for share-based payment transactions. If possible, an entity should use market prices at measurement date to determine the fair value of its equity instruments. If market prices are unavailable, as is the case with Pharming’s option plans and long-term incentive plan, the entity shall estimate the fair value of the equity instruments granted. A valuation technique should be used to estimate the value or price of those equity instruments as it would have been at the measurement date in an arm’s length transaction between knowledgeable, willing parties.
The valuation technique shall be consistent with generally accepted valuation methodologies for pricing financial instruments and shall incorporate all factors and assumptions that knowledgeable market participants would consider in setting the price.
Whatever pricing model is selected, it should, as a minimum, take into account the following elements:
•The exercise price of the option;
•The expected time to maturity of the option;
•The current price of the underlying shares;
•The expected volatility of the share price;
•The dividends expected on the shares;
•The risk-free interest rate for the expected time to maturity of the option.
Models and assumptions option plans
The costs of option plans are measured by reference to the fair value of the options at the grant date of the option.
The 6 elements above are all incorporated in the Black-Scholes model used to determine the fair value of options. The exercise price of the option and the share price are known at grant date. Volatility is based on the historical end-of-month closing share prices over a period prior to the option grant date being equal to the expected option life, with a minimum of 3 years . It is assumed no dividend payments are expected.
The total number of shares with respect to which options may be granted pursuant to the option plans accumulated, shall be determined by Pharming, but shall not exceed 10% of all issued and outstanding shares of Pharming on a diluted basis. Shares transferred or to be transferred, upon exercise of options shall be applied to reduce the maximum number of shares reserved under the plans. Unexercised options can be re-used for granting of options under the option plans.
Pharming may grant options to a member of the Executive Committee or an employee:

•At the time of a performance review;
•Only in relation to an individual: a date within the first month of his or her employment;
•In case of an extraordinary achievement;
•In case of a promotion to a new function within Pharming.
The option exercise price is the price of the Pharming shares on the stock exchange on the trading day prior to the date of grant. Vested options can be exercised at any time within five years following the date of grant. Unexercised options shall be deemed lapsed and shall cease to exist automatically after five years. Exercise of options is subject to compliance with laws and regulations in The Netherlands. Exercise of options is including withholding taxes. Each option is equal to one share unless otherwise stated. Options are not applicable for early retirement.
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2022	2021	2020
Expected time to maturity	1-4 years	1-4 years	1-4 years
Volatility	36% - 50%	47% - 57%	53% - 60%
Risk-free interest rate	(0.48)% - 2.49%	(0.52)% - (0.03)%	(0.52)% - (0.27)%
Option plan employees
Article 2.1 of the option plan for employees’ states: Pharming may grant options to any employee. The criteria for the granting of the options up to December 11, 2020 was determined by the Board of Supervisory Directors of Pharming, at its sole discretion. Up to December 11, 2020, the Board of Management proposed (i) whether the criteria for granting an option have been met by a potential participant and (ii) the number of options to be granted. As from December 11, 2020, the execution of the Company’s remuneration policy and other benefits policies and incentive programs, as approved by the Board of Directors (to the extent required), for all staff members of the Company and its subsidiaries, excluding the CEO and the other members of the Executive Committee, is delegated to the CEO.
Article 4.4 of the employee option plan deals with the vesting scheme of employee options and reads as follows: in case of the termination of the employment of a participant, except for retirement and death, Pharming at its sole discretion is entitled to decide that the options of the participant shall lapse. The following schedule shall apply for the cancellation:
•In the event of termination of employment within one year as of a date of grant, all options shall lapse;
•In the event of termination of employment after the first year as of a date of grant, all options, less 1/4 of the number of options shall be lapsed. The number of options to be cancelled decreases for each month that the employment continued for more than one year as of that date of grant by 1/48 of the number of options granted of that date of grant.
Models and assumption Long Term Incentive Plan
For the long-term incentive plan, the following elements of Pharming and/or the peer group are included in order to determine the fair value of long-term incentive plan share awards, using Monte Carlo simulation:
•Start and end date of performance period;
•The grant date;
•The share prices;
•Exchange rates;
•Expected volatilities;
•Expected correlations;
•Expected dividend yields;
•Risk free interest rates.
Volatilities are based on the historical end-of-month closing share prices over the 3 years.
Correlations are based on 3 years of historical correlations based on end-of-month closing quotes, taking into account exchange rates. Expected dividend yields for peers and risk-free interest rates (depending on the currency) are obtained from Bloomberg.
Under the LTIP, restricted shares are granted conditionally each year with shares vesting based on the market condition in which the total shareholder return performance of the Pharming share is compared to the total shareholder return of a peer group of other European biotech companies.
During 2022, there were no LTIP grants other than the grants for the executive directors as disclosed below.
Upon a change of control, all remaining LTIP shares will vest automatically.
Long Term Incentive Plan for the Executive Directors
As part of the Remuneration Policy, the Long Term Incentive Program is applicable to Executive Directors and has been aligned with prevailing “best practices” and is performance related only. For the Executive Directors, the on-target value of the shares to be awarded under the newly designed LTI Program, as described in the remuneration policy, is set at 300% of the gross annual salary for the CEO (representing 50% below the lowest quartile of the U.S. benchmark group and just below the top quartile of the EU benchmark group for the executive directors) and 200% for other Executive Directors and Officers (representing between 20% and 30% below the lowest quartile of the U.S. benchmark group and just in the top quartile of the EU benchmark group for the Executive Directors).
The maximum value of the shares that can vest under the LTI program is set at 450% of the gross annual salary for the CEO and 300% for other Executive Directors and Officers. Executive Directors are required to retain the shares awarded under the LTI program for a minimum of five years from the date of grant.
The shares granted to the Executive Directors under the LTI program will vest in three years after the grant date, subject to the achievement of the targets set by the Board of Directors, upon proposal of the Remuneration Committee, for the three-year performance period (i.e., double-trigger vesting), their relative weightings and the pay-out limits. All shares awarded will be subject to a retention period of five years from the date of grant (i.e., two years after vesting), in accordance with the best practice provisions of the DCGC.
The performance objectives include the Total Shareholder Return (40% weighing) and the achievement of long-term strategy oriented objectives (60% weighing). The peer group used to determine the Total Shareholder Return is composed of the companies included in the AScX Index and the NASDAQ Biotechnology Index, represented by the IBB ETF, respectively, equally weighted, at the time of the determination.
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AScX and IBB indices separately (each weighted at 50% of pay-out):

TSR equal to index	80%pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2022	2021	2020
Volatilities	46.00%	49.00%	53.46%
Risk-free interest rates	0.61%	(0.554)% - (0.416)%	(0.528)% - (0.551)%
Dividend yields	—%	—%	—%
Restricted Stock Units
This Plan is effective as of October 26, 2022, and shall be executed in compliance with the Articles of Association and applicable law and concerns Pharming's (senior) management. The RSU plans are not applicable for the board of directors, nor the executive committee. For each participant, the RSU’s granted to them will vest in four equal tranches of twelve months, provided that at the time of vesting such participant is still an employee. No performance criteria are applicable to this plan. The fair value of the grant is, in line with IFRS 2, the actual share price at date of the grant (October 26, 2022), being EUR 0.97. A total of 4,931,000 RSUs were granted with a total expense of $5.0 million (US$ yearly average exchange rate = 1.0543). This expense will be charged to Pharming's results over the vesting for the following tranches:
a.a first tranche of 25% of the RSU’s granted, vesting twelve months after the Vesting Commencement Date;
b.a second tranche of 25% of the RSU’s granted, vesting two years after the Vesting Commencement Date;
c.a third tranche of 25% of the RSU’s granted, vesting three years after the Vesting Commencement Date; and
d.a fourth tranche of 25% of the RSU’s granted, vesting four years after the Vesting Commencement Date.
One-off transition arrangement for the CEO
The implementation of the new three-year vesting scheme under the LTIP has a major impact on the current remuneration packages of existing Executive Directors for the 2020 to 2023 period, as the Executive Directors’ current packages feature annual option and share grants. The share-based compensation under the existing packages and plans over this three-year period would have resulted in three option grants, with guaranteed vesting of a total of 8,400,000 options for the CEO on the basis of continued tenure over the three-year period. In addition, the CEO would have been eligible for three annual restricted share grants pursuant to the LTIP of up to 30% of the base salary.
To mitigate the described impact, the Company has agreed to a one-off transition arrangement with the CEO as approved at the General Meeting of Shareholders on December 11, 2020. This one-off transition arrangement provides for (i) the conversion of the total number of 8,400,000 options for the CEO (i.e., the total number of share options that was expected to be granted in 2021, 2022 and 2023 without the arrangement) into one grant for a total number of 4,200,000 shares for 2020, which vesting will be governed by the performance-based criteria of the new LTI program, and (ii) the vesting of the performance shares in three annual tranches in the first quarter of 2021, 2022 and 2023, subject to the performance-based criteria of the new LTI program for Executive Directors as described above in the Long Term Incentive Plan for the Executive Directors paragraph.
In addition, the grant and each of the three potential vestings of the granted shares under the Long-term Incentive One-Off Arrangement is subject to:
•a five year retention period for the granted shares;
•the annual pro-rata satisfaction upon vesting of the set long-term performance targets, as determined by the Board of Directors; and
•the other terms and conditions applicable to the LTI Program pursuant to the Remuneration Policy for the Board of Directors dated December 11, 2020.
Pursuant to the one-off transition arrangement, the CEO has waived all his rights for the grant of restricted shares and option rights, respectively, under the LTIP and the existing option plans for the financial year 2020. On December 22, 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement.

Option plans
An overview of activity in the number of options for 2022 is as follows (please also refer to Note 27 in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2022: 1:1.0667)):

	2022		2021		2020
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	52,789,478	0.911	50,106,488	0.909	40,327,537	0.696
Expired	—	—	—	—	(3,281)	0.361
Forfeited	(3,660,928)	0.847	(946,738)	1.046	(411,250)	0.640
Granted	4,801,938	0.902	12,081,000	0.931	15,536,750	1.196
Exercised	(6,333,687)	0.599	(8,451,272)	0.520	(5,343,268)	0.544
Balance at December 31	47,596,801	0.897	52,789,478	0.911	50,106,488	0.909
- Vested	8,687,584	0.844	21,388,237	0.833	19,675,875	0.716
- Unvested	38,909,217	0.910	31,401,241	0.966	30,430,613	1.034
Exercised options 2022
In 2022, a total of 6,333,687 options have been exercised with an average exercise price of $0.599. In 2021, a total of 8,451,272 options have been exercised with an average exercise price of $0.520.
All options outstanding at December 31, 2022 are exercisable with the exception of the unvested options granted to the employees still in service. The 2022 share options for the employees vest after one year under the condition the employees are still in service at vesting date.
Exercise prices of options outstanding at December 31, 2022 and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year 1:1.0667)):

	2022		2021		2020
Exercise prices in $	Number	Exercise value in $ ‘000	Number	Exercise value in $ ‘000	Number	Exercise value in $ ‘000
0.071 - 0.28	—	—	—	—	3,225,000	828
0.28 - 0.57	—	—	3,482,428	1,322	6,742,863	2,774
0.57- 0.85	26,796,675	21,847	12,290,925	10,155	12,974,375	11,615
0.85 - 2.83	20,800,126	20,895	37,016,125	36,646	27,164,250	30,314
Balance at December 31	47,596,801	42,742	52,789,478	48,123	50,106,488	45,531
Granted options
In 2022, the Company granted 4,801,938 options to employees with a weighted average exercise price of $0.902, fair values for options granted in 2022 were in the range of $0.092 - $0.489. In 2021, the Company granted 12,081,000 options to employees with a weighted average exercise price of $0.931; fair values for options granted in 2021 were in the range of $0.891 - $1.292.
Long Term Incentive Plan
An overview of the number of LTIP shares granted in 2019-2022 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2022: 1:1.0667)):

Participant category	2022	2021	2020	2019	Total
Non Executive members of the Board of Directors	—	—	—	205,000	205,000
Executive Members of the Board of Directors	2,363,455	1,337,888	—	201,050	3,902,393
Executive Committee	5,816,083	6,301,400	105,000	326,807	12,549,290
Senior managers	—	812,500	930,000	1,830,000	3,572,500
Total	8,179,538	8,451,788	1,035,000	2,562,857	20,229,183
Fair value per share award ($)	0.517	0.887	0.923	0.387

The following table provides an overview of LTIP shares granted, forfeited or issued in 2019-2022 as well as the number of LTIP shares reserved at December 31, 2022:

Participant category	Granted	Issued	Unvested	Reserved at December 31, 2022
Non Executive members of the Board of Directors	205,000	(18,000)	(187,000)	0
Executive Members of the Board of Directors	3,902,393	(20,306)	(180,744)	3,701,343
Executive Committee	12,549,290	(440,934)	(3,260,738)	8,847,618
Senior managers	3,572,500	(180,616)	(2,059,384)	1,332,500
Total	20,229,183	(659,856)	(5,687,866)	13,881,461
Restricted stock units
The fair value of the grant is, in line with IFRS 2, the actual share price at date of the grant (October 26, 2022), being EUR0.97 ($1.035, translated at the closing exchange rate of 1:1.0667). A total of 4,931,000 RSU’s were granted with a total future expense of $5 million ($ yearly average exchange rate = 1.0543).
Transition arrangement for the Chief Executive Officer, or CEO
On December 22, 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement. These shares will vest in three equal annual tranches in the first quarter of 2021, the first quarter of 2022 and the first quarter of 2023, subject to the pro-rata achievement of the long-term targets under the new LTI program.
The second year of the 3-year performance period for the 2021 share grant pursuant to the LTI one-off transition arrangement, ended on December 31, 2021. Accordingly, the Board of Directors, upon a recommendation of the Remuneration Committee, determined in the first quarter of 2022 the vesting of the second annual tranche of the total number of 4,200,000 shares conditionally granted to the CEO (i.e., 1,400,000 shares).
The shares will not vest, until the first quarter of 2024, applying the targets set at the start of the three-year performance period in 2021.
The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, leads to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	115%	40%	46%
Strategic Objectives	90%	60%	54%
Total		100%	100%
In accordance with the resulting 100% vesting level, a total number of 1,400,000 shares vested in 2023 for the CEO for the second annual tranche of the shares granted under the LTI One-Off Transition Arrangement. These shares are subject to a retention period of five years.